Consolidated Stockholders' Equity Statements (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Foreign currency translation, tax expense (benefit)	$ (1.3)	$ (1.8)	$ (2.2)
Adjustments to pension and postretirement liability, tax expense	$ 3.1	$ (3.6)	$ 14.0
Dividends declared per share	$ 0.20	$ 0.20	$ 0.2